Consolidated balance sheet - GBP (£)	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Property, plant and equipment	£ 242,661,000	£ 247,059,000
Right-of-use assets	4,072,000	4,383,000
Investment properties	20,273,000	20,553,000
Intangible assets	743,278,000	754,467,000
Trade receivables	29,757,000	20,404,000
Derivative financial instruments	16,462,000	499,000
Total non-current assets	1,056,503,000	1,047,365,000
Current assets
Inventories	2,200,000	2,080,000
Prepayments	15,534,000	7,407,000
Contract assets - accrued revenue	36,239,000	40,544,000
Trade receivables	49,210,000	50,370,000
Other receivables	1,569,000	460,000
Income tax receivable	4,590,000	1,108,000
Derivative financial instruments	6,597,000	318,000
Cash and cash equivalents	121,223,000	110,658,000
Total current assets	237,162,000	212,945,000
Total assets	1,293,665,000	1,260,310,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Merger reserve	249,030,000	249,030,000
Hedging reserve	950,000	(10,436,000)
Retained deficit	(170,042,000)	(13,652,000)
Total equity	127,508,000	272,512,000
Non-current liabilities
Deferred tax liabilities	7,402,000	35,546,000
Contract liabilities - deferred revenue	16,697,000	22,942,000
Trade and other payables	102,347,000	67,517,000
Borrowings	530,365,000	465,049,000
Lease liabilities	2,869,000	3,083,000
Derivative financial instruments	49,000	5,472,000
Provisions	11,586,000	4,157,000
Total non-current liabilities	671,315,000	603,766,000
Current liabilities
Contract liabilities - deferred revenue	165,847,000	117,984,000
Trade and other payables	220,587,000	192,661,000
Income tax liabilities		6,036,000
Borrowings	105,757,000	65,187,000
Lease liabilities	1,561,000	1,257,000
Derivative financial instruments	32,000	262,000
Provisions	1,058,000	645,000
Total current liabilities	494,842,000	384,032,000
Total equity and liabilities	£ 1,293,665,000	£ 1,260,310,000